FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of exposure to foreign exchange rate risk

	As of 31 December 2024
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	435,244	11,717	44	36	447,041
Financial investments	2,355,222	—	—	—	2,355,222
Trade receivables and due from related parties	173,231	35,612	—	—	208,843
Other current assets	23	—	—	—	23

Total assets	2,963,720	47,329	44	36	3,011,129

Liabilities:
Trade payables and payables to merchants and due to related parties	(1,395,124)	(13,574)	—	(32)	(1,408,730)
Other current liabilities	(25,027)	(238)	—	—	(25,265)

Total liabilities	(1,420,151)	(13,812)	—	(32)	(1,433,995)

Net foreign currency position	1,543,569	33,517	44	4	1,577,134

	As of 31 December 2023
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	6,306,978	4,598	127	78	6,311,781
Financial investments	2,487,275	—	—	—	2,487,275
Trade receivables and due from related parties	59,864	5,045	—	—	64,909
Other current assets	3,589	—	—	—	3,589

Total assets	8,857,706	9,643	127	78	8,867,554

Liabilities:
Trade payables and payables to merchants and due to related parties	(1,779,315)	(14,874)	(517)	(46)	(1,794,752)
Short term provisions	(76,486)	—	—	—	(76,486)

Total liabilities	(1,855,801)	(14,874)	(517)	(46)	(1,871,238)

Net foreign currency position	7,001,905	(5,231)	(390)	32	6,996,316

Schedule of expected credit loss from trade and loan receivables

		Overdue 0-1	Overdue 1-3	Overdue 3-12	Overdue more than
31 December 2024	Not due	months	months	months	12 months	Total
Trade receivables	3,385,115	289,205	268,028	288,555	60,859	4,291,762
Expected credit loss	14,528	17,187	47,163	87,480	60,140	226,498
Loan receivables	543,248	92,560	108,253	97,407	—	841,468
Expected credit loss	10,556	10,347	35,449	93,184	—	149,536

		Overdue 0-1	Overdue 1-3	Overdue 3-12	Overdue more than
31 December 2023	Not due	months	months	months	12 months	Total
Trade receivables	3,234,116	107,738	20,277	16,332	48,043	3,426,506
Expected credit loss	18,688	1,609	7,258	14,076	48,043	89,674

Schedule of liquidity risk arising from financial liabilities

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5
2024	value	cash flow	3 months	months	years

Non-derivative financial instruments:
Trade payables and payables to merchants	14,973,751	15,241,294	14,082,263	1,159,031	—
Lease liabilities	992,769	1,764,623	166,194	462,237	1,136,192
Bank borrowings	1,682,686	1,793,294	1,725,596	67,698	—
Wallet deposits	177,607	177,607	177,607	—	—
Due to related parties	12,941	12,941	12,941	—	—
	17,839,754	18,989,759	16,164,601	1,688,966	1,136,192

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5
2023	value	cash flow	3 months	months	years

Non-derivative financial instruments:
Trade payables and payables to merchants	15,250,729	15,564,280	14,848,597	715,683	—
Lease liabilities	399,053	531,824	95,665	186,667	249,492
Bank borrowings	268,949	271,975	259,330	8,387	4,258
Wallet deposits	272,027	272,027	272,027	—	—
Due to related parties	6,697	6,697	6,697	—	—
	16,197,455	16,646,803	15,482,316	910,737	253,750

Schedule of net debt to equity ratios

	2024	2023

Net debt (Note 24)	(4,074,724)	(7,272,831)
Total equity	3,321,480	4,768,513

Net debt to equity ratio	-123%	-153%